Investments at equity	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Investments at equity

6	Investments at equity

Biotherapeutic Solutions Sdn. Bhd. (“BSSB”) – Malaysia

The Company owned a 50% interest in Cuprina GHHS LLP, a joint arrangement which was established on July 7, 2022 with GHHS Healthcare Management Sdn, Bhd (“GHHS”). This joint arrangement was principally engaged in wound management services.

Subsequently, on February 1, 2023, the joint arrangement has ceased operations following the incorporation and replacement from the new joint venture entity, namely Biotherapeutic Solutions Sdn. Bhd. of which the Company owned a 40% equity interest under the new agreement.

On July 11, 2023, the joint venture agreement has been terminated with an immediate effect following the mutual agreement from both parties and the joint venture entity has been closed down accordingly. The parties have agreed that any residual net assets or liabilities from the joint venture entity belong to GHHS.

Cuprina MENA Co., Ltd. (“Cuprina MENA”)– Saudi Arabia

As of December 31, 2025, the Company owned a 49% equity interest in Cuprina MENA Co., Ltd., an affiliate which was incorporated on May 21, 2023 with New Future Medical Services Company. This affiliate is principally engaged in the supply of medical devices and the operation of medical laboratories and supporting medical services.

Summarized financial information of the affiliate are set out below:

	BSSB	Cuprina MENA	Total
	S$	S$	S$

As of December 31, 2023
Current assets	-	17,580	17,580
Current liabilities	-	35,274	35,274

For the year ended December 31, 2023
Net loss	(15,780)	(52,854)	(68,364)
Net loss attributable to the Company	(7,890)	(25,898)	(33,788)

	As of December 31,
	Cuprina MENA
	2024	2025	2025
	S$	S$	US$

As of
Current assets	9,447	4,759	3,700
Current liabilities	164,840	278,129	216,224

For the year ended
Net loss	(105,981)	(129,283)	(100,508)
Net loss attributable to the Company	(51,931)	(63,349)	(49,249)

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS